DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Notional amount	$ 168,894	$ 170,602
Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	(8,590)	4,987
Forward Contracts to Hedge Payroll Expenses NIS
Derivative [Line Items]
Notional amount	111,253	125,884
Forward Contracts to Hedge Payroll Expenses NIS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	(7,862)	4,164
Forward Contracts to Hedge Payroll Expenses INR
Derivative [Line Items]
Notional amount	46,406	44,013
Forward Contracts to Hedge Payroll Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	(1,379)	828
Forward Contracts to Hedge Payroll Expenses PHP
Derivative [Line Items]
Notional amount	11,235	705
Forward Contracts to Hedge Payroll Expenses PHP | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	$ 651	$ (5)